Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Borrowing rates	3.22%
Amortization expense	$ 86,216	$ 56,666	$ 4,932
PRC [Member]
Leases [Line Items]
Borrowing rates	4.75%
Taiwan [Member]
Leases [Line Items]
Borrowing rates	3.94%
Minimum [Member]
Leases [Line Items]
Remaining lease terms	36 months
Maximum [Member]
Leases [Line Items]
Remaining lease terms	49 months